Document And Entity Information	Jan. 05, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 05, 2026
Entity Registrant Name	DEFI DEVELOPMENT CORP
Entity Central Index Key	0001805526
Entity Emerging Growth Company	true
Entity File Number	001-41748
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-2676794
Entity Address, Address Line One	6401 Congress Avenue, Suite 250
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	(561)
Local Phone Number	559-4111
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	DFDV
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each warrant exerciseable for one share of Common Stock
Trading Symbol	DFDVW
Security Exchange Name	NASDAQ